Financial risk management - Additional Information (Details) ₺ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2023 $ / oz $ / t	Dec. 31, 2023 USD ($) $ / t $ / oz	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2023 oz	Feb. 28, 2023 TRY (₺)	Dec. 31, 2021 USD ($)	Aug. 26, 2021
Disclosure of risk management [line items]
Increase/decrease in the U.S. dollar exchange rate against all currencies		1.00%
Decrease/increase in profit (loss) before taxes due to 1% increase/decrease in the U.S. dollar exchange rate against		$ 942		$ 61
Percentage of reasonably possible increase in unobservable input, liabilities		0.50%
Cash and cash equivalents		$ 540,473		279,735			$ 481,327
Number of day's from shipment payment is made for metal sales		15 days
Debt		$ 636,059		$ 494,414
Foreign exchange forward
Disclosure of risk management [line items]
Percentage of strengthening (weakening) of euro against major currency		10.00%
Increase (decrease) to earnings before income tax		$ 17,000
Gold commodity swaps
Disclosure of risk management [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / oz	2,160	200
Increase (decrease) to earnings before income tax		$ 6,000
Copper commodity swaps
Disclosure of risk management [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / t		1,000
Increase (decrease) to earnings before income tax		$ 6,000
Copper forward price (usd per tonne) | $ / t	8,525
Gold collars
Disclosure of risk management [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / oz	200
Increase (decrease) to earnings before income tax		19,000	$ 15,000
Derivative transaction, monthly settlement quantity (in ounces) | oz					16,667
Interest rate swaps
Disclosure of risk management [line items]
Increase (decrease) to earnings before income tax		7,000
Floating interest rate | Interest rate swaps
Disclosure of risk management [line items]
Derivative instrument, coverage percentage	70.00%
Turkish Lira Deposits
Disclosure of risk management [line items]
Cash and cash equivalents | ₺						₺ 35
Senior Notes due 2029
Disclosure of risk management [line items]
Debt interest rate (as a percent)								6.25%
Revolving credit facility
Disclosure of risk management [line items]
Borrowings, remaining available amount		$ 110,215